UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class Z : FZAMX

This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.58%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,508,889,274
Number of Holdings	176
Portfolio Turnover	70%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.4
Financials	19.0
Health Care	12.1
Consumer Discretionary	10.9
Information Technology	10.0
Real Estate	6.0
Materials	5.3
Consumer Staples	5.2
Energy	3.9
Utilities	3.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
Canada - 3.0
Brazil - 0.7
Belgium - 0.6
United Kingdom - 0.5
Israel - 0.4
Taiwan - 0.4
France - 0.4
Japan - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Equitable Holdings Inc	1.5
US Foods Holding Corp	1.5
ITT Inc	1.4
East West Bancorp Inc	1.4
EMCOR Group Inc	1.4
Reinsurance Group of America Inc	1.4
RB Global Inc (United States)	1.3
Comfort Systems USA Inc	1.3
Performance Food Group Co	1.3
BJ's Wholesale Club Holdings Inc	1.3
13.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916064.101    2538-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class M : FITIX

This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.22%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,508,889,274
Number of Holdings	176
Portfolio Turnover	70%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.4
Financials	19.0
Health Care	12.1
Consumer Discretionary	10.9
Information Technology	10.0
Real Estate	6.0
Materials	5.3
Consumer Staples	5.2
Energy	3.9
Utilities	3.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
Canada - 3.0
Brazil - 0.7
Belgium - 0.6
United Kingdom - 0.5
Israel - 0.4
Taiwan - 0.4
France - 0.4
Japan - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Equitable Holdings Inc	1.5
US Foods Holding Corp	1.5
ITT Inc	1.4
East West Bancorp Inc	1.4
EMCOR Group Inc	1.4
Reinsurance Group of America Inc	1.4
RB Global Inc (United States)	1.3
Comfort Systems USA Inc	1.3
Performance Food Group Co	1.3
BJ's Wholesale Club Holdings Inc	1.3
13.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916062.101    1362-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class I : FIIMX

This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.71%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,508,889,274
Number of Holdings	176
Portfolio Turnover	70%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.4
Financials	19.0
Health Care	12.1
Consumer Discretionary	10.9
Information Technology	10.0
Real Estate	6.0
Materials	5.3
Consumer Staples	5.2
Energy	3.9
Utilities	3.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
Canada - 3.0
Brazil - 0.7
Belgium - 0.6
United Kingdom - 0.5
Israel - 0.4
Taiwan - 0.4
France - 0.4
Japan - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Equitable Holdings Inc	1.5
US Foods Holding Corp	1.5
ITT Inc	1.4
East West Bancorp Inc	1.4
EMCOR Group Inc	1.4
Reinsurance Group of America Inc	1.4
RB Global Inc (United States)	1.3
Comfort Systems USA Inc	1.3
Performance Food Group Co	1.3
BJ's Wholesale Club Holdings Inc	1.3
13.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916063.101    1363-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class C : FIICX

This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.72%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,508,889,274
Number of Holdings	176
Portfolio Turnover	70%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.4
Financials	19.0
Health Care	12.1
Consumer Discretionary	10.9
Information Technology	10.0
Real Estate	6.0
Materials	5.3
Consumer Staples	5.2
Energy	3.9
Utilities	3.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
Canada - 3.0
Brazil - 0.7
Belgium - 0.6
United Kingdom - 0.5
Israel - 0.4
Taiwan - 0.4
France - 0.4
Japan - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Equitable Holdings Inc	1.5
US Foods Holding Corp	1.5
ITT Inc	1.4
East West Bancorp Inc	1.4
EMCOR Group Inc	1.4
Reinsurance Group of America Inc	1.4
RB Global Inc (United States)	1.3
Comfort Systems USA Inc	1.3
Performance Food Group Co	1.3
BJ's Wholesale Club Holdings Inc	1.3
13.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916061.101    1361-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® Mid Cap II Fund Fidelity Advisor® Mid Cap II Fund Class A : FIIAX

This semi-annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.97%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,508,889,274
Number of Holdings	176
Portfolio Turnover	70%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.4
Financials	19.0
Health Care	12.1
Consumer Discretionary	10.9
Information Technology	10.0
Real Estate	6.0
Materials	5.3
Consumer Staples	5.2
Energy	3.9
Utilities	3.5
Communication Services	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
Canada - 3.0
Brazil - 0.7
Belgium - 0.6
United Kingdom - 0.5
Israel - 0.4
Taiwan - 0.4
France - 0.4
Japan - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Equitable Holdings Inc	1.5
US Foods Holding Corp	1.5
ITT Inc	1.4
East West Bancorp Inc	1.4
EMCOR Group Inc	1.4
Reinsurance Group of America Inc	1.4
RB Global Inc (United States)	1.3
Comfort Systems USA Inc	1.3
Performance Food Group Co	1.3
BJ's Wholesale Club Holdings Inc	1.3
13.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916060.101    1359-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Mid Cap II Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Mid Cap II Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	42,900	8,436,660
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	122,800	11,043,208
CANADA - 3.0%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (a)	113,900	5,900,969
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
MEG Energy Corp	199,800	3,775,182
Financials - 0.8%
Capital Markets - 0.8%
TMX Group Ltd	284,100	12,042,043
Industrials - 1.3%
Commercial Services & Supplies - 1.3%
RB Global Inc (United States)	189,200	20,091,148
Materials - 0.2%
Metals & Mining - 0.2%
Teck Resources Ltd Class B (United States)	79,100	3,194,058
TOTAL CANADA		45,003,400
FRANCE - 0.4%
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Sartorius Stedim Biotech	24,400	5,828,874
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (a)	19,300	2,054,871
ISRAEL - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Wix.com Ltd (a)	40,000	6,338,400
JAPAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Allegro MicroSystems Inc (a)	155,807	5,327,041
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (a)	4,500	2,480,490
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Silicon Motion Technology Corp ADR	81,500	6,126,355
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	199,800	6,881,112
UNITED STATES - 92.7%
Communication Services - 2.0%
Entertainment - 1.8%
Liberty Media Corp-Liberty Formula One Class C (a)	81,900	8,558,550
Live Nation Entertainment Inc (a)	96,100	14,538,008
TKO Group Holdings Inc Class A	20,200	3,675,390
		26,771,948
Media - 0.2%
Magnite Inc (a)	153,851	3,710,886
TOTAL COMMUNICATION SERVICES		30,482,834

Consumer Discretionary - 10.5%
Diversified Consumer Services - 3.0%
Adtalem Global Education Inc (a)	36,900	4,694,787
Duolingo Inc Class A (a)	18,100	7,421,362
Grand Canyon Education Inc (a)	78,100	14,760,900
Service Corp International/US	226,200	18,412,680
		45,289,729
Hotels, Restaurants & Leisure - 4.1%
Aramark	340,500	14,256,735
Brinker International Inc (a)	21,000	3,786,930
Churchill Downs Inc	87,716	8,859,316
Dutch Bros Inc Class A (a)	127,800	8,737,686
Hilton Grand Vacations Inc (a)(b)	262,300	10,893,319
Light & Wonder Inc Class A (a)(b)	36,400	3,503,864
Texas Roadhouse Inc	64,800	12,144,168
		62,182,018
Household Durables - 1.8%
Cavco Industries Inc (a)	17,200	7,472,196
NVR Inc (a)	415	3,065,049
Somnigroup International Inc	235,500	16,025,775
		26,563,020
Leisure Products - 0.1%
YETI Holdings Inc (a)	57,900	1,825,008
Specialty Retail - 1.5%
Chewy Inc Class A (a)	204,300	8,707,266
Dick's Sporting Goods Inc	50,900	10,068,529
Williams-Sonoma Inc	23,400	3,822,858
		22,598,653
TOTAL CONSUMER DISCRETIONARY		158,458,428

Consumer Staples - 5.2%
Consumer Staples Distribution & Retail - 4.7%
BJ's Wholesale Club Holdings Inc (a)	180,900	19,506,447
Performance Food Group Co (a)	223,800	19,575,786
Sprouts Farmers Market Inc (a)	57,500	9,466,800
US Foods Holding Corp (a)	282,400	21,747,624
		70,296,657
Food Products - 0.5%
Simply Good Foods Co/The (a)	196,900	6,220,071
Westrock Coffee Co (a)(b)	426,434	2,443,467
		8,663,538
TOTAL CONSUMER STAPLES		78,960,195

Energy - 3.1%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	131,900	5,057,046
Kodiak Gas Services Inc	83,600	2,864,972
Valaris Ltd (a)(b)	44,107	1,857,346
Weatherford International PLC	33,600	1,690,416
		11,469,780
Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp (a)	397,100	15,995,188
Chord Energy Corp	20,600	1,995,110
Ovintiv Inc	218,600	8,317,730
Permian Resources Corp Class A	611,800	8,332,716
		34,640,744
TOTAL ENERGY		46,110,524

Financials - 18.2%
Banks - 8.3%
Bancorp Inc/The (a)	216,500	12,334,005
BOK Financial Corp	71,200	6,951,256
Cadence Bank	231,400	7,400,172
Coastal Financial Corp/WA Class A (a)(b)	23,000	2,228,010
East West Bancorp Inc	211,388	21,345,960
First Citizens BancShares Inc/NC Class A	5,300	10,369,291
Huntington Bancshares Inc/OH	370,600	6,211,256
KeyCorp	694,300	12,094,706
Old National Bancorp/IN	681,600	14,545,344
Pinnacle Financial Partners Inc	38,300	4,228,703
Western Alliance Bancorp	101,800	7,938,364
Wintrust Financial Corp	156,400	19,390,472
		125,037,539
Capital Markets - 3.1%
Blue Owl Capital Inc Class A	460,400	8,844,284
Houlihan Lokey Inc Class A	38,000	6,838,100
Northern Trust Corp	86,700	10,992,693
Raymond James Financial Inc	67,886	10,411,676
Stifel Financial Corp	91,900	9,537,382
		46,624,135
Financial Services - 2.9%
Equitable Holdings Inc	391,600	21,968,760
Essent Group Ltd	114,429	6,949,273
PennyMac Financial Services Inc	70,300	7,004,692
Toast Inc Class A (a)	183,900	8,144,931
		44,067,656
Insurance - 3.9%
First American Financial Corp	145,600	8,938,384
Globe Life Inc	52,200	6,487,938
Hartford Insurance Group Inc/The	34,000	4,313,580
Primerica Inc	67,458	18,461,231
Reinsurance Group of America Inc	105,491	20,925,195
		59,126,328
TOTAL FINANCIALS		274,855,658

Health Care - 10.9%
Biotechnology - 1.9%
Arcellx Inc (a)	38,500	2,535,225
Avidity Biosciences Inc (a)	67,800	1,925,520
Centessa Pharmaceuticals PLC ADR (a)	147,500	1,938,150
Crinetics Pharmaceuticals Inc (a)	80,000	2,300,800
Disc Medicine Inc (a)	35,000	1,853,600
Exact Sciences Corp (a)	157,500	8,369,550
Krystal Biotech Inc (a)	10,453	1,436,869
Legend Biotech Corp ADR (a)	81,800	2,903,082
Revolution Medicines Inc (a)(b)	52,800	1,942,512
TG Therapeutics Inc (a)(b)	72,200	2,598,478
Ultragenyx Pharmaceutical Inc (a)	39,300	1,428,948
		29,232,734
Health Care Equipment & Supplies - 3.9%
Glaukos Corp (a)	33,500	3,460,215
Insulet Corp (a)	21,000	6,597,780
Integer Holdings Corp (a)	53,400	6,566,598
Lantheus Holdings Inc (a)	45,900	3,757,374
Masimo Corp (a)	81,635	13,732,640
Penumbra Inc (a)	39,100	10,034,233
TransMedics Group Inc (a)(b)	105,700	14,164,857
		58,313,697
Health Care Providers & Services - 2.7%
BrightSpring Health Services Inc (a)	461,100	10,877,349
Encompass Health Corp	119,900	14,703,337
Tenet Healthcare Corp (a)	85,825	15,105,200
		40,685,886
Health Care Technology - 1.3%
Doximity Inc Class A (a)	197,600	12,120,784
Veeva Systems Inc Class A (a)	27,100	7,804,258
		19,925,042
Life Sciences Tools & Services - 0.2%
Repligen Corp (a)	19,200	2,388,096
Pharmaceuticals - 0.9%
Corcept Therapeutics Inc (a)	20,300	1,490,020
Elanco Animal Health Inc (a)	890,400	12,714,912
		14,204,932
TOTAL HEALTH CARE		164,750,387

Industrials - 20.1%
Aerospace & Defense - 1.3%
Axon Enterprise Inc (a)	10,300	8,527,782
Woodward Inc	46,000	11,274,140
		19,801,922
Building Products - 2.3%
AZEK Co Inc/The Class A (a)	222,700	12,103,745
Carlisle Cos Inc	38,400	14,338,560
Simpson Manufacturing Co Inc	49,000	7,610,190
		34,052,495
Commercial Services & Supplies - 0.8%
ACV Auctions Inc Class A (a)(b)	414,100	6,716,702
CECO Environmental Corp (a)(b)	213,000	6,030,030
		12,746,732
Construction & Engineering - 3.3%
AECOM	33,500	3,780,810
Comfort Systems USA Inc	37,100	19,893,391
EMCOR Group Inc	39,600	21,181,644
Quanta Services Inc	11,400	4,310,112
		49,165,957
Electrical Equipment - 3.1%
Acuity Inc	35,800	10,680,572
AMETEK Inc	42,800	7,745,088
nVent Electric PLC	143,200	10,489,400
Regal Rexnord Corp	79,600	11,538,816
Vertiv Holdings Co Class A	51,100	6,561,751
		47,015,627
Ground Transportation - 0.4%
XPO Inc (a)	42,700	5,392,583
Machinery - 5.4%
Allison Transmission Holdings Inc	70,600	6,706,294
Chart Industries Inc (a)	91,800	15,114,870
CNH Industrial NV Class A	278,900	3,614,544
Crane Co	68,100	12,931,509
Ingersoll Rand Inc	109,000	9,066,620
ITT Inc	138,359	21,698,842
Westinghouse Air Brake Technologies Corp	61,600	12,895,960
		82,028,639
Passenger Airlines - 0.7%
Alaska Air Group Inc (a)	209,900	10,385,852
Professional Services - 2.1%
Cbiz Inc (a)	50,900	3,650,039
FTI Consulting Inc (a)	56,300	9,092,450
KBR Inc	214,300	10,273,542
TransUnion	96,400	8,483,200
		31,499,231
Trading Companies & Distributors - 0.7%
Watsco Inc	25,400	11,217,148
TOTAL INDUSTRIALS		303,306,186

Information Technology - 8.8%
Communications Equipment - 1.7%
Digi International Inc (a)(b)	324,700	11,319,042
Lumentum Holdings Inc (a)	144,500	13,736,170
		25,055,212
Electronic Equipment, Instruments & Components - 3.2%
Belden Inc	96,700	11,197,860
Coherent Corp (a)	175,000	15,611,750
Flex Ltd (a)	280,800	14,017,536
OSI Systems Inc (a)	34,616	7,783,754
		48,610,900
IT Services - 1.2%
Kyndryl Holdings Inc (a)	335,200	14,064,992
Okta Inc Class A (a)	42,000	4,198,740
		18,263,732
Semiconductors & Semiconductor Equipment - 0.9%
First Solar Inc (a)	30,000	4,966,200
GlobalFoundries Inc (a)	111,100	4,244,020
MACOM Technology Solutions Holdings Inc (a)	31,500	4,513,635
		13,723,855
Software - 0.3%
Appfolio Inc Class A (a)	20,000	4,605,599
Technology Hardware, Storage & Peripherals - 1.5%
Sandisk Corp/DE	149,933	6,799,462
Western Digital Corp	237,600	15,204,024
		22,003,486
TOTAL INFORMATION TECHNOLOGY		132,262,784

Materials - 4.4%
Chemicals - 1.2%
Axalta Coating Systems Ltd (a)	385,800	11,454,402
Element Solutions Inc	293,200	6,640,980
		18,095,382
Construction Materials - 0.6%
Martin Marietta Materials Inc	15,900	8,728,464
Containers & Packaging - 2.6%
AptarGroup Inc	118,100	18,474,383
Crown Holdings Inc	66,600	6,858,468
International Paper Co	209,800	9,824,934
Smurfit WestRock PLC	85,800	3,702,270
		38,860,055
TOTAL MATERIALS		65,683,901

Real Estate - 6.0%
Health Care REITs - 1.2%
Omega Healthcare Investors Inc	78,800	2,888,020
Ventas Inc	242,900	15,339,135
		18,227,155
Industrial REITs - 0.6%
EastGroup Properties Inc	27,300	4,562,376
Terreno Realty Corp	69,700	3,908,079
		8,470,455
Office REITs - 0.6%
Vornado Realty Trust	218,300	8,347,792
Real Estate Management & Development - 0.3%
Jones Lang LaSalle Inc (a)	25,800	6,599,124
Residential REITs - 1.1%
Essex Property Trust Inc	18,500	5,242,900
Invitation Homes Inc	207,800	6,815,840
Sun Communities Inc	32,000	4,047,680
		16,106,420
Retail REITs - 1.6%
Acadia Realty Trust	494,200	9,177,294
Macerich Co/The	444,100	7,185,538
NNN REIT Inc	171,400	7,401,052
		23,763,884
Specialized REITs - 0.6%
Four Corners Property Trust Inc	219,300	5,901,363
VICI Properties Inc	109,500	3,569,700
		9,471,063
TOTAL REAL ESTATE		90,985,893

Utilities - 3.5%
Electric Utilities - 0.3%
Evergy Inc	76,500	5,273,145
Gas Utilities - 0.4%
Southwest Gas Holdings Inc	87,600	6,516,564
Independent Power and Renewable Electricity Producers - 1.3%
AES Corp/The	578,700	6,087,924
Vistra Corp	67,900	13,159,699
		19,247,623
Multi-Utilities - 1.2%
CenterPoint Energy Inc	229,100	8,417,134
Northwestern Energy Group Inc	186,100	9,546,930
		17,964,064
Water Utilities - 0.3%
Essential Utilities Inc	117,500	4,363,950
TOTAL UTILITIES		53,365,346

TOTAL UNITED STATES		1,399,222,136
TOTAL COMMON STOCKS (Cost $1,143,780,661)		1,498,742,547

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	11,889,033	11,891,410
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	14,727,564	14,729,037
TOTAL MONEY MARKET FUNDS (Cost $26,620,447)			26,620,447

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $1,170,401,108)	1,525,362,994
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(16,473,720)
NET ASSETS - 100.0%	1,508,889,274

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,337,418	187,472,235	180,918,243	285,740	-	-	11,891,410	11,889,033	0.0%
Fidelity Securities Lending Cash Central Fund	21,102,400	225,117,598	231,490,961	15,478	-	-	14,729,037	14,727,564	0.0%
Total	26,439,818	412,589,833	412,409,204	301,218	-	-	26,620,447

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	30,482,834	30,482,834	-	-
Consumer Discretionary	164,359,397	164,359,397	-	-
Consumer Staples	78,960,195	78,960,195	-	-
Energy	56,766,818	56,766,818	-	-
Financials	286,897,701	286,897,701	-	-
Health Care	183,551,282	183,551,282	-	-
Industrials	323,397,334	323,397,334	-	-
Information Technology	150,054,580	150,054,580	-	-
Materials	79,921,167	79,921,167	-	-
Real Estate	90,985,893	90,985,893	-	-
Utilities	53,365,346	53,365,346	-	-

Money Market Funds	26,620,447	26,620,447	-	-
Total Investments in Securities:	1,525,362,994	1,525,362,994	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,393,030) - See accompanying schedule:
Unaffiliated issuers (cost $1,143,780,661)	$1,498,742,547
Fidelity Central Funds (cost $26,620,447)	26,620,447

Total Investment in Securities (cost $1,170,401,108)		$1,525,362,994
Cash		21
Foreign currency held at value (cost $27,570)		27,769
Receivable for fund shares sold		490,616
Dividends receivable		1,003,939
Distributions receivable from Fidelity Central Funds		36,565
Other receivables		26,579
Total assets		1,526,948,483
Liabilities
Payable for investments purchased	$1,091,014
Payable for fund shares redeemed	1,067,868
Accrued management fee	843,503
Distribution and service plan fees payable	297,146
Other payables and accrued expenses	30,641
Collateral on securities loaned	14,729,037
Total liabilities		18,059,209
Net Assets		$1,508,889,274
Net Assets consist of:
Paid in capital		$1,111,117,266
Total accumulated earnings (loss)		397,772,008
Net Assets		$1,508,889,274

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($747,187,877 ÷ 33,202,871 shares)(a)		$22.50
Maximum offering price per share (100/94.25 of $22.50)		$23.87
Class M :
Net Asset Value and redemption price per share ($288,034,835 ÷ 13,417,357 shares)(a)		$21.47
Maximum offering price per share (100/96.50 of $21.47)		$22.25
Class C :
Net Asset Value and offering price per share ($33,343,195 ÷ 1,893,515 shares)(a)		$17.61
Class I :
Net Asset Value, offering price and redemption price per share ($345,453,997 ÷ 14,549,688 shares)		$23.74
Class Z :
Net Asset Value, offering price and redemption price per share ($94,869,370 ÷ 3,998,970 shares)		$23.72
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$8,204,452
Income from Fidelity Central Funds (including $15,478 from security lending)		301,218
Total income		8,505,670
Expenses
Management fee	$5,088,511
Distribution and service plan fees	1,797,524
Custodian fees and expenses	19,208
Independent trustees' fees and expenses	2,881
Registration fees	45,425
Audit fees	59,392
Legal	1,926
Interest	7,971
Miscellaneous	12,762
Total expenses		7,035,600
Net Investment income (loss)		1,470,070
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	42,837,751
Foreign currency transactions	(4,365)
Total net realized gain (loss)		42,833,386
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(30,620,295)
Assets and liabilities in foreign currencies	13,888
Total change in net unrealized appreciation (depreciation)		(30,606,407)
Net gain (loss)		12,226,979
Net increase (decrease) in net assets resulting from operations		$13,697,049
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,470,070	$3,087,755
Net realized gain (loss)	42,833,386	247,249,188
Change in net unrealized appreciation (depreciation)	(30,606,407)	(19,210,506)
Net increase (decrease) in net assets resulting from operations	13,697,049	231,126,437
Distributions to shareholders	(63,837,769)	(103,421,668)

Share transactions - net increase (decrease)	7,049,955	19,479,270
Total increase (decrease) in net assets	(43,090,765)	147,184,039

Net Assets
Beginning of period	1,551,980,039	1,404,796,000
End of period	$1,508,889,274	$1,551,980,039

Financial Highlights
Fidelity Advisor® Mid Cap II Fund Class A

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.15	$21.21	$18.98	$23.56	$22.59	$19.31
Income from Investment Operations
Net investment income (loss) A,B	.02	.04	.04	.04	.03	.01
Net realized and unrealized gain (loss)	.28	3.49	2.74	(3.54)	5.40	3.52
Total from investment operations	.30	3.53	2.78	(3.50)	5.43	3.53
Distributions from net investment income	-	(.05)	(.04)	(.02)	(.01)	(.03)
Distributions from net realized gain	(.95)	(1.55)	(.51)	(1.06)	(4.46)	(.22)
Total distributions	(.95)	(1.59) C	(.55)	(1.08)	(4.46) C	(.25)
Net asset value, end of period	$22.50	$23.15	$21.21	$18.98	$23.56	$22.59
Total Return D,E,F	1.17%	16.92%	14.70%	(15.02)%	24.92%	18.34%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.97% I	.97%	1.01%	1.01%	1.00%	1.05%
Expenses net of fee waivers, if any	.97 % I	.96%	1.00%	1.01%	1.00%	1.05%
Expenses net of all reductions, if any	.97% I	.96%	1.00%	1.01%	1.00%	1.04%
Net investment income (loss)	.18% I	.19%	.19%	.17%	.11%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$747,188	$764,953	$698,537	$651,156	$828,601	$674,103
Portfolio turnover rate J	70 % I	52% K	47%	34%	42%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class M

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.15	$20.37	$18.26	$22.74	$21.94	$18.78
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.01)	(.01)	(.01)	(.03)	(.03)
Net realized and unrealized gain (loss)	.28	3.34	2.63	(3.41)	5.23	3.41
Total from investment operations	.27	3.33	2.62	(3.42)	5.20	3.38
Distributions from net realized gain	(.95)	(1.55)	(.51)	(1.06)	(4.40)	(.22)
Total distributions	(.95)	(1.55)	(.51)	(1.06)	(4.40)	(.22)
Net asset value, end of period	$21.47	$22.15	$20.37	$18.26	$22.74	$21.94
Total Return C,D,E	1.08%	16.59%	14.42%	(15.19)%	24.58%	18.05%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.22% H	1.22%	1.25%	1.25%	1.25%	1.28%
Expenses net of fee waivers, if any	1.22 % H	1.21%	1.25%	1.25%	1.25%	1.28%
Expenses net of all reductions, if any	1.22% H	1.21%	1.25%	1.25%	1.25%	1.28%
Net investment income (loss)	(.07)% H	(.06)%	(.06)%	(.07)%	(.13)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$288,035	$297,934	$276,480	$268,867	$347,492	$308,136
Portfolio turnover rate I	70 % H	52% J	47%	34%	42%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class C

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.38	$17.21	$15.59	$19.71	$19.51	$16.82
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.10)	(.10)	(.11)	(.15)	(.12)
Net realized and unrealized gain (loss)	.23	2.82	2.23	(2.95)	4.63	3.03
Total from investment operations	.18	2.72	2.13	(3.06)	4.48	2.91
Distributions from net realized gain	(.95)	(1.55)	(.51)	(1.06)	(4.28)	(.22)
Total distributions	(.95)	(1.55)	(.51)	(1.06)	(4.28)	(.22)
Net asset value, end of period	$17.61	$18.38	$17.21	$15.59	$19.71	$19.51
Total Return C,D,E	.81%	16.08%	13.74%	(15.71)%	23.91%	17.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.72% H	1.72%	1.82%	1.83%	1.83%	1.86%
Expenses net of fee waivers, if any	1.72 % H	1.71%	1.82%	1.83%	1.82%	1.86%
Expenses net of all reductions, if any	1.72% H	1.71%	1.82%	1.83%	1.82%	1.85%
Net investment income (loss)	(.57)% H	(.56)%	(.63)%	(.65)%	(.71)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$33,343	$37,225	$38,594	$43,947	$67,519	$93,765
Portfolio turnover rate I	70 % H	52% J	47%	34%	42%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class I

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.34	$22.23	$19.86	$24.59	$23.41	$19.99
Income from Investment Operations
Net investment income (loss) A,B	.05	.11	.10	.09	.10	.07
Net realized and unrealized gain (loss)	.30	3.65	2.87	(3.69)	5.61	3.65
Total from investment operations	.35	3.76	2.97	(3.60)	5.71	3.72
Distributions from net investment income	-	(.11)	(.09)	(.07)	(.07)	(.08)
Distributions from net realized gain	(.95)	(1.55)	(.51)	(1.06)	(4.46)	(.22)
Total distributions	(.95)	(1.65) C	(.60)	(1.13)	(4.53)	(.30)
Net asset value, end of period	$23.74	$24.34	$22.23	$19.86	$24.59	$23.41
Total Return D,E	1.32%	17.17%	15.03%	(14.77)%	25.24%	18.68%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.71%	.74%	.74%	.73%	.76%
Expenses net of fee waivers, if any	.71 % H	.71%	.73%	.73%	.73%	.76%
Expenses net of all reductions, if any	.71% H	.71%	.73%	.73%	.73%	.75%
Net investment income (loss)	.44% H	.45%	.46%	.45%	.39%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$345,454	$360,933	$318,290	$308,672	$419,860	$378,711
Portfolio turnover rate I	70 % H	52% J	47%	34%	42%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap II Fund Class Z

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.31	$22.20	$19.83	$24.56	$23.39	$19.97
Income from Investment Operations
Net investment income (loss) A,B	.06	.14	.12	.12	.13	.09
Net realized and unrealized gain (loss)	.30	3.66	2.88	(3.69)	5.60	3.66
Total from investment operations	.36	3.80	3.00	(3.57)	5.73	3.75
Distributions from net investment income	-	(.14)	(.12)	(.10)	(.11)	(.11)
Distributions from net realized gain	(.95)	(1.55)	(.51)	(1.06)	(4.46)	(.22)
Total distributions	(.95)	(1.69)	(.63)	(1.16)	(4.56) C	(.33)
Net asset value, end of period	$23.72	$24.31	$22.20	$19.83	$24.56	$23.39
Total Return D,E	1.37%	17.35%	15.18%	(14.67)%	25.38%	18.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58% H	.59%	.61%	.61%	.61%	.63%
Expenses net of fee waivers, if any	.58 % H	.58%	.60%	.61%	.61%	.63%
Expenses net of all reductions, if any	.58% H	.58%	.60%	.61%	.61%	.62%
Net investment income (loss)	.57% H	.57%	.59%	.57%	.51%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$94,869	$90,934	$72,894	$57,758	$49,283	$31,800
Portfolio turnover rate I	70 % H	52% J	47%	34%	42%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$394,072,460
Gross unrealized depreciation	(42,376,910)
Net unrealized appreciation (depreciation)	$351,695,550
Tax cost	$1,173,667,444

The Fund elected to defer to its next fiscal year $9,595 of ordinary losses recognized during the period January 1, 2024 to December 31, 2024.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mid Cap II Fund	521,877,874	582,119,936

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Mid Cap II Fund	5,401,525	89,755,821	130,652,677
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.70
Class C	.72
Class I	.69
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.70
Class I	.69
Class Z	.56

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	916,478	22,811
Class M	.25%	.25%	710,954	8,533
Class C	.75%	.25%	170,092	17,316
			1,797,524	48,660

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	50,487
Class M	4,119
Class CA	340
54,946

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Mid Cap II Fund	13,000

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Mid Cap II Fund	Borrower	5,763,714	4.58%	5,129

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Mid Cap II Fund	37,295,973	31,171,943	172,556
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Mid Cap II Fund	1,226
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Mid Cap II Fund	1,618	2	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Mid Cap II Fund	1,195,745
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Mid Cap II Fund	1,925,455	4.83%	2,842
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Advisor Mid Cap II Fund
Distributions to shareholders
Class A	$31,335,103	$50,908,220
Class M	12,789,672	20,111,922
Class C	1,886,297	3,111,777
Class I	14,191,500	23,439,417
Class Z	3,635,197	5,850,332
Total	$63,837,769	$103,421,668
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Advisor Mid Cap II Fund
Class A
Shares sold	1,346,145	2,445,315	$29,623,278	$56,614,706
Reinvestment of distributions	1,323,067	2,198,808	30,734,846	49,948,242
Shares redeemed	(2,511,509)	(4,531,117)	(54,387,088)	(104,621,718)
Net increase (decrease)	157,703	113,006	$5,971,036	$1,941,230
Class M
Shares sold	765,244	1,225,254	$16,203,726	$27,223,505
Reinvestment of distributions	570,616	915,844	12,661,971	19,906,054
Shares redeemed	(1,368,525)	(2,266,132)	(28,464,932)	(50,033,931)
Net increase (decrease)	(32,665)	(125,034)	$400,765	$(2,904,372)
Class C
Shares sold	111,376	271,979	$1,918,082	$5,058,379
Reinvestment of distributions	103,327	171,398	1,883,654	3,103,397
Shares redeemed	(346,742)	(659,851)	(5,930,163)	(12,176,340)
Net increase (decrease)	(132,039)	(216,474)	$(2,128,427)	$(4,014,564)
Class I
Shares sold	1,437,960	8,342,425	$33,382,909	$203,462,057
Reinvestment of distributions	563,863	952,903	13,809,017	22,774,581
Shares redeemed	(2,278,988)	(8,789,361)	(50,997,648)	(212,765,325)
Net increase (decrease)	(277,165)	505,967	$(3,805,722)	$13,471,313
Class Z
Shares sold	624,140	990,003	$14,459,309	$24,104,444
Reinvestment of distributions	134,660	220,731	3,293,788	5,275,954
Shares redeemed	(500,671)	(753,914)	(11,140,794)	(18,394,735)
Net increase (decrease)	258,129	456,820	$6,612,303	$10,985,663
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Mid Cap II Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Class I of the fund relative to the total universe of funds within the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class I ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026

1.818374.120
AMP-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025